UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (63.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.4%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, January 1, 2046			$9,000,000	$9,382,500

				9,382,500
U.S. Government Agency Mortgage Obligations (60.3%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, January 1, 2046			3,000,000	3,342,188
4 1/2s, TBA, January 1, 2046			3,000,000	3,240,000
4s, TBA, January 1, 2046			1,000,000	1,057,969
3 1/2s, TBA, February 1, 2046			22,000,000	22,650,645
3 1/2s, TBA, January 1, 2046			22,000,000	22,692,657
3s, TBA, February 1, 2046			46,000,000	45,897,576
3s, TBA, January 1, 2046			66,000,000	65,984,530

				164,865,565

Total U.S. government and agency mortgage obligations (cost $174,196,409)				$174,248,065

MORTGAGE-BACKED SECURITIES (48.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (15.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037			$67,439	$105,859
IFB Ser. 2979, Class AS, 23.062s, 2034			11,004	12,328
IFB Ser. 3072, Class SM, 22.585s, 2035			108,615	163,704
IFB Ser. 3072, Class SB, 22.438s, 2035			97,301	146,545
IFB Ser. 3249, Class PS, 21.184s, 2036			70,603	102,340
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,992,864	368,680
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,080,498	189,411
Ser. 4462, IO, 4s, 2045			1,762,784	360,331
Ser. 4462, Class KI, IO, 4s, 2045			5,575,145	1,001,129
Ser. 4452, Class QI, IO, 4s, 2044			3,910,107	716,038
Ser. 4193, Class PI, IO, 4s, 2043			2,608,513	405,321
Ser. 4062, Class DI, IO, 4s, 2039			5,436,070	638,170
Ser. 304, Class C53, IO, 4s, 2032			1,392,181	222,345
Ser. 303, Class C19, IO, 3 1/2s, 2043			5,038,376	1,029,844
Ser. 304, Class C22, IO, 3 1/2s, 2042			1,801,226	371,413
Ser. 4122, Class AI, IO, 3 1/2s, 2042			3,318,481	433,264
Ser. 4122, Class CI, IO, 3 1/2s, 2042			3,030,390	395,651
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,548,941	202,137
Ser. 4166, Class PI, IO, 3 1/2s, 2041			2,770,547	428,022
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,974,873	209,435
Ser. 304, Class C38, IO, 3 1/2s, 2027			2,650,717	285,800
Ser. 4165, Class TI, IO, 3s, 2042			6,680,024	786,239
Ser. 4183, Class MI, IO, 3s, 2042			2,825,622	333,423
Ser. 4210, Class PI, IO, 3s, 2041			1,989,850	182,740
Ser. 304, Class C45, IO, 3s, 2027			2,489,492	251,950
FRB Ser. 57, Class 1AX, IO, 0.38s, 2043			1,968,546	21,063
Ser. 3326, Class WF, zero %, 2035			1,377	1,073

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.37s, 2036			108,521	204,411
IFB Ser. 07-53, Class SP, 22.654s, 2037			94,120	146,536
IFB Ser. 08-24, Class SP, 21.737s, 2038			92,994	130,445
IFB Ser. 05-75, Class GS, 18.985s, 2035			77,623	106,064
IFB Ser. 05-83, Class QP, 16.298s, 2034			117,569	152,287
IFB Ser. 13-41, Class SP, IO, 5.778s, 2040			1,316,583	143,126
IFB Ser. 13-18, Class SB, IO, 5.728s, 2041			1,637,053	256,035
IFB Ser. 12-56, Class SG, IO, 5.578s, 2039			6,256,048	775,124
Ser. 374, Class 6, IO, 5 1/2s, 2036			179,699	32,881
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.422s, 2025			286,000	284,372
Ser. 12-132, Class PI, IO, 5s, 2042			2,499,177	466,022
Ser. 378, Class 19, IO, 5s, 2035			538,472	103,656
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.972s, 2025			313,000	313,657
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			776,615	181,262
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			5,563,091	888,982
Ser. 409, Class 81, IO, 4 1/2s, 2040			2,680,334	544,108
Ser. 409, Class 82, IO, 4 1/2s, 2040			2,863,000	584,911
Ser. 366, Class 22, IO, 4 1/2s, 2035			172,240	9,899
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.422s, 2025			574,000	542,845
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.422s, 2025			130,000	123,085
Ser. 15-88, Class QI, IO, 4s, 2044			3,630,800	502,575
Ser. 418, Class C24, IO, 4s, 2043			2,354,412	505,619
Ser. 13-41, Class IP, IO, 4s, 2043			2,032,026	335,833
Ser. 13-44, Class PI, IO, 4s, 2043			1,985,496	291,542
Ser. 13-60, Class IP, IO, 4s, 2042			1,513,930	254,946
Ser. 12-96, Class PI, IO, 4s, 2041			1,447,410	231,542
Ser. 409, Class C16, IO, 4s, 2040			1,926,218	384,088
Ser. 418, Class C15, IO, 3 1/2s, 2043			5,228,609	1,086,897
Ser. 12-145, Class TI, IO, 3s, 2042			3,054,044	287,691
Ser. 13-35, Class IP, IO, 3s, 2042			2,642,548	273,545
Ser. 13-53, Class JI, IO, 3s, 2041			2,234,189	255,524
Ser. 13-23, Class PI, IO, 3s, 2041			2,438,696	203,509
FRB Ser. 03-W10, Class 1, IO, 0.771s, 2043			366,462	6,120
Ser. 99-51, Class N, PO, zero %, 2029			13,674	12,307

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.748s, 2043			1,113,125	172,612
IFB Ser. 11-70, Class SH, IO, 5.546s, 2041			2,031,121	328,635
Ser. 14-122, Class IC, IO, 5s, 2044			1,588,196	324,945
Ser. 13-22, Class IE, IO, 5s, 2043			3,468,296	680,133
Ser. 13-22, Class OI, IO, 5s, 2043			3,012,949	590,538
Ser. 13-3, Class IT, IO, 5s, 2043			1,586,150	310,885
Ser. 13-6, Class IC, IO, 5s, 2043			1,388,525	271,679
Ser. 12-146, IO, 5s, 2042			1,400,799	280,062
Ser. 13-6, Class CI, IO, 5s, 2042			1,027,702	187,628
Ser. 13-130, Class IB, IO, 5s, 2040			1,107,044	98,527
Ser. 13-16, Class IB, IO, 5s, 2040			1,134,995	60,894
Ser. 11-41, Class BI, IO, 5s, 2040			707,154	69,179
Ser. 10-35, Class UI, IO, 5s, 2040			809,115	156,321
Ser. 10-20, Class UI, IO, 5s, 2040			1,524,015	281,196
Ser. 10-9, Class UI, IO, 5s, 2040			6,837,079	1,335,244
Ser. 09-121, Class UI, IO, 5s, 2039			3,209,172	618,632
Ser. 15-79, Class GI, IO, 5s, 2039			1,290,655	251,137
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			2,945,058	562,477
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			704,185	111,888
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			501,101	31,619
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			188,910	25,833
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,872,429	535,105
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,705,405	483,185
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			2,982,701	557,735
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,838,953	329,540
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,228,250	278,063
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			642,130	68,958
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			2,055,825	187,964
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			622,806	35,737
Ser. 15-53, Class MI, IO, 4s, 2045			2,964,050	681,139
Ser. 15-40, IO, 4s, 2045			3,323,427	796,061
Ser. 14-4, Class IC, IO, 4s, 2044			1,523,375	261,457
Ser. 13-165, Class IL, IO, 4s, 2043			1,227,559	210,404
Ser. 12-56, Class IB, IO, 4s, 2042			1,185,693	211,823
Ser. 12-47, Class CI, IO, 4s, 2042			2,936,077	529,020
Ser. 13-76, IO, 3 1/2s, 2043			5,340,468	651,270
Ser. 13-28, IO, 3 1/2s, 2043			1,699,600	247,504
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			2,555,869	325,439
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,643,701	449,268
Ser. 13-14, IO, 3 1/2s, 2042			7,583,375	856,466
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,705,568	341,903
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			3,114,878	616,469
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			1,639,293	338,383
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			5,510,616	812,100
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			3,002,244	367,174
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			2,662,486	403,793
Ser. 13-H08, IO, 2.925s, 2063			5,974,613	516,266
Ser. 15-H20, Class CI, IO, 2.252s, 2065			5,555,465	670,128
Ser. 15-H15, Class BI, IO, 2.205s, 2065			3,449,827	424,760
Ser. 15-H24, Class AI, IO, 2.191s, 2065			5,068,346	608,666
Ser. 15-H25, Class EI, IO, 1.84s, 2065			4,834,705	543,904
Ser. 15-H20, Class AI, IO, 1.835s, 2065			5,379,512	648,070
FRB Ser. 15-H08, Class CI, IO, 1.793s, 2065			2,954,838	326,879
Ser. 15-H23, Class BI, IO, 1.719s, 2065			5,235,785	591,905
Ser. 13-H08, Class CI, IO, 1.667s, 2063			5,536,300	478,392
Ser. 15-H26, Class CI, IO, 0.685s, 2065			16,973,567	490,706
Ser. 06-36, Class OD, PO, zero %, 2036			3,670	3,115

				42,614,516
Commercial mortgage-backed securities (21.7%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			918,000	916,005

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.344s, 2051			69,578,376	388,129

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.381s, 2045			582,479	582,138

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			18,749	18,623

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			1,335,000	1,280,399
Ser. 05-PWR7, Class D, 5.304s, 2041			441,000	440,277
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	697,697
Ser. 05-PWR9, Class C, 5.055s, 2042			401,000	400,378

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.51s, 2039			850,000	848,266
FRB Ser. 06-PW14, Class XW, IO, 0.643s, 2038			16,074,102	29,255

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044			507,000	485,422
FRB Ser. 07-CD5, Class XS, IO, 0.156s, 2044			24,700,210	51,204

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.574s, 2047			409,000	418,068
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			1,025,000	974,365

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			301,000	296,383

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class D, 4.457s, 2046			207,000	186,797
FRB Ser. 13-GC11, Class E, 4.457s, 2046			396,000	331,545

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.766s, 2046			2,972,000	3,003,319

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.796s, 2049			962,000	954,263
Ser. 06-C8, Class AJ, 5.377s, 2046			1,396,000	1,381,342

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.645s, 2044			145,000	145,885
FRB Ser. 13-CR11, Class D, 5.17s, 2046			290,000	274,224
Ser. 12-LC4, Class E, 4 1/4s, 2044			392,000	342,986
Ser. 13-LC13, Class E, 3.719s, 2046			574,000	424,969
Ser. 14-CR18, Class E, 3.6s, 2047			592,000	421,736
FRB Ser. 07-C9, Class AJFL, 0.98s, 2049			241,000	230,396

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.715s, 2039			19,672,238	177,050

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			645,947	322,974

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.801s, 2050			356,000	284,314

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.465s, 2044			144,000	149,314

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.959s, 2020			1,974,368	29,971

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.527s, 2048			2,843,000	2,738,889

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.459s, 2044			1,727,000	1,727,000

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			229,721	229,650

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.859s, 2041			4,617,144	76,047

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41s, 2046			407,000	368,205
FRB Ser. 13-GC10, Class E, 4.41s, 2046			393,000	316,998
FRB Ser. 05-GG4, Class XC, IO, 0.575s, 2039			5,747,496	20,691

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.316s, 2046			662,000	605,267
Ser. 11-GC3, Class E, 5s, 2044			577,000	538,534
FRB Ser. 14-GC18, Class D, 4.948s, 2047			1,440,000	1,258,992
FRB Ser. 14-GC26, Class D, 4.511s, 2047			811,000	669,015

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.31s, 2047			407,000	306,268
FRB Ser. 14-C25, Class D, 3.949s, 2047			732,000	565,397
Ser. 14-C25, Class E, 3.332s, 2047			788,000	543,150

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078s, 2051			1,011,500	1,023,132
FRB Ser. 06-LDP6, Class B, 5.562s, 2043			793,000	787,265
Ser. 06-LDP8, Class B, 5.52s, 2045			328,000	326,655
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			847,000	835,396

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.178s, 2051			488,000	488,049
FRB Ser. 07-CB20, Class C, 6.178s, 2051			534,000	509,602
FRB Ser. 11-C3, Class F, 5.544s, 2046			410,000	412,132
FRB Ser. 13-C13, Class D, 4.054s, 2046			235,000	203,040
Ser. 13-C13, Class E, 3.986s, 2046			763,000	585,068
Ser. 13-C10, Class E, 3 1/2s, 2047			943,000	742,235
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			541,000	428,418
FRB Ser. 07-CB20, Class X1, IO, 0.315s, 2051			45,284,388	206,121

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			293,189	304,330

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			415,000	414,801
FRB Ser. 06-C3, Class C, 5.674s, 2039			1,837,000	1,830,571
Ser. 06-C6, Class E, 5.541s, 2039			750,000	749,093
FRB Ser. 06-C6, Class C, 5.482s, 2039			1,200,000	1,129,200
Ser. 06-C1, Class AJ, 5.276s, 2041			353,000	355,824

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.673s, 2039			17,255,543	65,385

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.326s, 2048			443,000	366,751

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			6,325	1

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.266s, 2051			184,000	195,239

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.866s, 2037			49,508	3,074
FRB Ser. 07-C5, Class X, IO, 5 1/2s, 2049			1,022,272	110,405

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			1,129,000	1,130,005
Ser. 06-4, Class AJ, 5.239s, 2049			402,000	401,276

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			388,000	385,610

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047			605,000	520,644
FRB Ser. 13-C11, Class F, 4.414s, 2046			496,000	421,207
FRB Ser. 13-C10, Class E, 4.081s, 2046			666,000	541,724
Ser. 14-C17, Class E, 3 1/2s, 2047			723,000	510,679
Ser. 15-C24, Class D, 3.257s, 2048			484,000	349,814
Ser. 14-C19, Class D, 3 1/4s, 2047			550,000	409,464

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,095,238
Ser. 07-HQ11, Class C, 5.558s, 2044			1,102,000	1,101,030
FRB Ser. 06-HQ8, Class D, 5.511s, 2044			598,000	596,672
Ser. 06-HQ10, Class B, 5.448s, 2041			700,000	672,202
Ser. 06-HQ10, Class AJ, 5.389s, 2041			580,000	581,566

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.268s, 2043			369,000	362,137

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,012,008	922,830

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			761,826	763,349

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			193,000	38,600

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			602,064	150,516

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.349s, 2046			613,000	560,828

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.992s, 2045			1,920,000	1,915,776
FRB Ser. 06-C25, Class AJ, 5.767s, 2043			142,000	142,596
FRB Ser. 07-C34, IO, 0.302s, 2046			13,770,065	103,275

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			462,000	408,177
FRB Ser. 13-LC12, Class D, 4.299s, 2046			288,000	264,210
Ser. 14-LC18, Class D, 3.957s, 2047			756,000	592,902

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5s, 2045			534,000	469,754
FRB Ser. 13-C16, Class D, 4.981s, 2046			1,292,000	1,219,958
FRB Ser. 14-C19, Class E, 4.971s, 2047			1,219,000	989,811
Ser. 12-C7, Class F, 4 1/2s, 2045			2,524,000	2,276,143
Ser. 14-C19, Class D, 4.234s, 2047			681,000	571,691
Ser. 13-C12, Class E, 3 1/2s, 2048			510,000	404,634

				59,397,902
Residential mortgage-backed securities (non-agency) (10.7%)

APS Resecuritization Trust 144A FRB Ser. 15-1, Class 2M, 0.363s, 2054			400,000	272,000

Banc of America Funding Trust 144A FRB Ser. 14-R7, Class 3A2, 2.763s, 2036			126,822	100,572

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 4.935s, 2036			575,000	539,350
FRB Ser. 11-RR3, Class 3A6, 2.287s, 2036			1,232,691	628,672
FRB Ser. 15-RR5, Class 2A3, 1.313s, 2046			620,000	475,850
FRB Ser. 10-RR7, Class 1610, 0.943s, 2047			478,239	266,857
FRB Ser. 15-RR3, Class 5A3, 0.421s, 2046			500,000	347,500
FRB Ser. 12-RR5, Class 4A8, 0.391s, 2035			374,800	341,310

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.347s, 2034			442,785	429,192

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.297s, 2034			43,061	25,786
FRB Ser. 05-HE9, Class M2, 1.102s, 2035			750,000	617,387
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.727, 2025(Bermuda)			484,000	473,110

Citigroup Mortgage Loan Trust 144A FRB Ser. 12-4, Class 3A2, 2.65s, 2036			612,280	541,868

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.817s, 2035			897,431	763,899
FRB Ser. 05-38, Class A1, 1.757s, 2035			643,859	569,865
FRB Ser. 05-27, Class 1A2, 1.657s, 2035			1,423,667	1,283,608
FRB Ser. 05-27, Class 2A1, 1.607s, 2035			965,939	788,676
FRB Ser. 05-38, Class A3, 0.772s, 2035			1,523,235	1,277,448
FRB Ser. 05-59, Class 1A1, 0.743s, 2035			816,807	648,668
FRB Ser. 06-OC2, Class 2A3, 0.712s, 2036			487,466	436,282
FRB Ser. 06-OA10, Class 4A1, 0.612s, 2046			641,562	482,377

CSMC Trust 144A
FRB Ser. 10-18R, Class 6A4, 2.925s, 2036			2,000,000	1,773,066
FRB Ser. 09-14R, Class 4A10, 2.842s, 2035			550,000	479,394
FRB Ser. 09-13R, Class 3A2, 2.287s, 2036			1,016,669	559,168

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.922s, 2025			997,524	1,101,466
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.622s, 2027			510,000	568,191
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 7.972s, 2027			726,000	675,543

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
FRB Ser. 15-HQA2, Class B, 10.922s, 2028			765,000	765,000
FRB Ser. 15-DNA3, Class B, 9.772s, 2028			1,144,000	1,119,215
FRB Ser. 15-HQA1, Class B, 9.222s, 2028(F)			550,000	511,500

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.122s, 2028			274,000	276,548

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	384,009	566,128
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	1,028,000	1,117,159

GSAA Trust FRB Ser. 05-4, Class M2, 1.122s, 2035			$1,000,000	733,730

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.782s, 2036			500,000	335,000

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.952s, 2035			304,475	266,092

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			263,411	262,674

Nomura Resecuritization Trust 144A
FRB Ser. 10-6RA, Class 1A6, 2.65s, 2036			309,168	273,614
FRB Ser. 15-4R, Class 1A14, 0.373s, 2047			500,000	286,250

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.922s, 2045			1,900,003	1,605,502
FRB Ser. 05-AR13, Class A1C3, 0.912s, 2045			3,174,581	2,597,173
FRB Ser. 05-AR8, Class 2AC2, 0.882s, 2045			905,241	791,000
FRB Ser. 05-AR17, Class A1B2, 0.832s, 2045			623,362	537,525
FRB Ser. 05-AR19, Class A1C4, 0.822s, 2045			518,694	430,516
FRB Ser. 05-AR6, Class 2A1C, 0.762s, 2045			286,849	246,690

				29,188,421

Total mortgage-backed securities (cost $132,783,902)				$131,200,839

CORPORATE BONDS AND NOTES (31.1%)(a)
			Principal amount	Value

Basic materials (2.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$233,000	$223,098

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			357,000	337,811

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			86,000	61,920

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			203,000	206,806

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			93,000	100,324

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			298,000	306,940

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			333,000	330,503

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			185,000	195,175

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			490,000	420,175

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			200,000	193,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			211,000	200,978

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			305,000	266,113

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			143,000	140,140

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			39,000	33,930

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			238,000	148,750

HD Supply, Inc. company guaranty sr. unsec. notes 11 1/2s, 2020			153,000	169,448

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			298,000	309,920

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			390,000	285,675

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			178,000	162,425

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022			112,000	100,800

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			197,000	131,127

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			229,000	237,588

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			262,000	264,620

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			189,000	2

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			80,000	63,700

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			140,000	137,900

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			337,000	309,198

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			105,000	97,650

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			400,000	396,000

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			79,000	76,630

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			233,000	179,410

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			124,000	136,710

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			110,000	112,200

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			60,000	60,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			54,000	54,135

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			45,000	45,900

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			119,000	136,850

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			125,000	120,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			40,000	40,300

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	45,625

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			20,000	18,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	27,750

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			131,000	101,198

Univar, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			135,000	123,188

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	129,844

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			115,000	116,725

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			55,000	51,700

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			203,000	205,030

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			240,000	242,400

				7,855,561
Capital goods (1.9%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			485,000	488,638

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			419,000	462,995

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			120,000	117,600

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			215,000	215,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			136,000	138,040

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			255,000	234,600

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	104,606

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			67,000	65,158

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			70,000	71,225

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			235,000	254,975

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			105,000	105,525

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			364,000	262,080

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	100,000	112,846

I really would like to file today since tomorrow is the last day for filing.			$258,000	245,100

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			286,000	295,295

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			215,000	185,975

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			235,000	237,350

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			160,000	147,600

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			95,000	93,100

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			402,000	402,000

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			282,000	259,440

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			45,000	46,575

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			340,000	338,130

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			235,000	223,838

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			150,000	146,625

				5,254,316
Communication services (4.1%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			200,000	197,500

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)			480,000	432,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			265,000	278,913

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	146,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			362,000	362,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			99,000	102,713

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			198,000	199,733

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			95,000	95,238

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			152,000	142,500

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			40,000	39,550

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			165,000	148,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			110,000	99,000

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			306,000	321,683

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			85,000	88,081

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			109,000	95,648

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			120,000	115,200

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	167,250

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			132,000	117,480

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			238,000	238,595

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			80,000	67,800

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			50,000	42,000

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			151,000	149,490

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			197,000	196,261

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			63,000	63,788

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	121,800

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			80,000	51,000

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			13,000	6,078

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			260,000	192,400

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			57,000	25,793

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	61,350

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			65,000	67,275

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			205,000	208,075

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			75,000	75,375

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	109,898

Numericable-SFR SAS 144A company guaranty sr. notes 6s, 2022 (France)			$600,000	579,000

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)			200,000	193,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			180,000	179,100

SBA Communications Corp. sr. unsec. sub. notes 4 7/8s, 2022			126,000	124,110

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			55,000	57,200

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			105,000	81,113

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			286,000	301,015

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			753,000	565,503

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			290,000	218,863

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			282,000	287,288

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			140,000	141,400

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			206,000	212,438

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			156,000	157,950

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			75,000	77,237

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			190,000	194,988

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	295,000	350,097

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	100,000	116,880

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	84,000	96,422

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	90,720	104,259

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	211,500	240,285

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$363,000	362,093

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	211,500	321,976

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			$286,000	246,675

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			391,000	369,202

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)			200,000	189,000

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	125,000	135,249

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			$109,000	85,769

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			371,000	267,120

				11,081,449
Consumer cyclicals (4.9%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			110,000	111,650

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			105,000	105,525

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			164,000	165,230

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			249,000	227,835

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			219,000	237,302

Black Knight InfoServ, LLC company guaranty sr. unsec. notes 5 3/4s, 2023			161,000	167,843

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			185,000	129,500

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			98,000	32,340

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			150,000	154,125

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			235,000	226,481

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			120,000	109,950

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			250,000	249,375

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			243,000	259,099

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			85,000	88,825

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	45,450

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			100,000	103,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			72,000	71,460

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			33,000	34,733

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			25,000	24,375

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			136,000	125,800

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			362,000	352,950

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			110,000	37,125

Dana Holding Corp. sr. unsec. notes 6s, 2023			284,000	284,710

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			230,000	225,400

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			65,000	67,275

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			45,000	46,463

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			134,000	77,888

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			175,000	171,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			65,000	64,350

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			266,000	273,315

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	186,023

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$362,000	369,240

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			288,000	210,240

Interactive Data Corp. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2019			42,000	42,840

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			150,000	153,000

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			173,000	156,565

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			31,000	24,800

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			120,000	66,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			332,000	265,600

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			197,000	217,685

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			85,000	90,100

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			55,000	57,750

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			80,000	82,400

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			25,000	25,438

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			85,000	86,434

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			249,000	246,884

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			119,000	118,405

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			80,000	82,600

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			275,000	261,250

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			175,000	179,813

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			162,000	160,380

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			152,000	155,040

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			184,000	122,360

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			425,000	263,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			95,000	70,300

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			258,000	265,095

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			234,000	242,798

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			135,000	137,025

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			94,000	96,820

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024			129,000	125,677

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			92,000	106,628

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			222,000	215,340

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			192,000	197,280

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			140,000	141,400

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			134,000	133,498

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			8,000	8,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			36,000	37,260

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			240,000	250,800

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			155,000	154,225

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			54,000	39,420

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			530,000	376,300

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	23,500

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			150,000	143,250

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			98,000	100,940

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			19,000	19,048

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			218,000	212,005

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			142,000	148,213

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020			227,000	237,499

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			330,000	334,125

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			10,000	10,538

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			10,000	10,625

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			105,000	107,625

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			183,000	170,190

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			326,000	326,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			70,000	67,113

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			156,000	161,850

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			233,000	233,583

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	250,000	282,799

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			$245,000	245,000

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			89,000	91,003

				13,417,993
Consumer staples (2.0%)

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			455,000	474,338

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	202,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			170,000	170,425

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			70,000	69,125

BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			340,000	350,200

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			125,000	125,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019			438,000	394,200

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			105,000	99,225

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			402,000	315,570

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	49,813

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			255,000	255,638

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	99,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			247,000	238,355

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			123,000	121,770

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			145,000	150,438

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			342,000	218,880

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	172,000

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			350,000	347,375

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			67,000	67,000

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			34,000	33,915

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			150,000	157,875

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			86,000	83,635

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			140,000	134,050

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			240,000	232,200

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			240,000	248,400

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			334,000	356,946

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			95,000	97,138

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			175,000	113,750

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			195,000	206,213

				5,584,974
Energy (5.3%)

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			130,000	98,800

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			105,000	81,900

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			192,000	153,600

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			150,000	122,250

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021			65,000	53,463

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			179,000	119,930

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			18,000	12,690

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024			95,000	28,975

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			25,000	8,906

California Resources Corp. 144A company guaranty notes 8s, 2022			316,000	166,295

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	35,000

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			270,000	129,600

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			187,000	91,630

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	213,750

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			193,000	177,078

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	80,080

CONSOL Energy, Inc. company guaranty sr. unsec. notes 5 7/8s, 2022			135,000	83,700

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			31,000	11,160

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			96,000	31,680

Ecopetrol SA sr. unsec. unsub. notes 5 3/8s, 2026 (Colombia)			1,390,000	1,179,763

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			130,000	36,400

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			89,000	54,735

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			45,000	28,350

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			647,000	716,643

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			170,000	49,300

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	103,530

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			60,000	41,100

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			150,000	151,500

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			45,000	42,863

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			70,000	58,100

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021			121,000	30,401

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			172,000	158,240

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			149,000	33,525

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			157,000	21,195

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			45,000	7,425

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020			194,000	97,000

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			80,000	4

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			225,000	68,625

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			329,000	289,520

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			105,000	86,888

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			86,000	53,320

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			285,000	182,400

Pertamina Persero PT 144A sr. unsec. unsub. notes 4 7/8s, 2022 (Indonesia)			925,000	886,915

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	181,806

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 7 7/8s, 2019 (Brazil)			390,000	345,150

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5 3/8s, 2021 (Brazil)			625,000	465,625

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)			1,475,000	737,500

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			2,724,000	1,865,940

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			2,467,998	1,289,529

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8s, 2019 (Mexico)			1,535,000	1,689,835

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			185,000	163,835

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			60,000	42,600

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			105,000	74,550

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			100,000	91,500

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			100,000	87,000

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023			100,000	87,750

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			75,000	72,750

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			415,000	830

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			205,000	62,269

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			155,000	139,500

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022			20,000	3,100

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			105,000	76,913

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	46,000	19,947

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$55,000	34,100

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	10,575

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			30,000	9,150

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			253,000	181,528

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			465,000	339,450

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	137,165

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			249,000	200,445

				14,488,571
Financials (4.6%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			336,000	320,040

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	639,156

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			95,000	96,188

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			940,000	803,700

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	75,970

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	137,697

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			65,000	64,675

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			110,000	111,650

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	141,413

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			130,000	133,494

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			205,000	216,275

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			165,000	172,425

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			195,000	198,413

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			100,000	102,000

Community Choice Financial, Inc. company guaranty sr. sub. notes 10 3/4s, 2019			111,000	29,138

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			344,000	337,120

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	94,400

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			119,000	124,653

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			160,000	162,000

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			68,000	63,580

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			205,000	184,500

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			215,000	210,163

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			15,000	16,088

iStar, Inc. sr. unsec. notes 5s, 2019(R)			55,000	53,419

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			215,000	219,569

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			75,000	77,813

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			80,000	76,560

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			213,000	188,505

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			98,000	86,240

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			102,000	103,403

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			118,000	118,590

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			133,000	131,836

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	45,500

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			245,000	237,038

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			100,000	101,316

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7 3/4s, 2018 (Russia)			2,750,000	2,884,173

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			325,000	325,000

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			500,000	504,572

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			590,000	560,500

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			160,000	152,000

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			185,000	182,225

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			70,000	52,150

Tri Pointe Holdings, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			318,000	309,255

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s, 2022 (Ukraine)			200,000	178,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			199,000	191,040

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	1,020,656

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			135,000	106,650

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			91,000	85,540

				12,426,288
Health care (2.5%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			195,000	197,925

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			85,000	79,475

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			192,000	168,960

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			130,000	125,775

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018			62,000	62,310

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			35,000	33,206

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			274,000	237,695

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			240,000	164,400

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			208,000	202,800

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			267,000	258,990

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			165,000	160,875

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			200,000	197,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			200,000	199,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			158,000	157,210

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			758,000	826,220

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			55,000	60,775

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			50,000	49,375

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			160,000	156,000

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			5,000	4,875

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			143,000	131,560

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			70,000	70,350

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			120,000	120,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			130,000	131,291

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	208,761	312,372

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			$278,000	289,815

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			498,000	512,940

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			97,000	92,635

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			35,000	34,125

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			98,000	94,570

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			355,000	373,638

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			231,000	243,128

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020			170,000	165,750

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			30,000	29,925

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	28,950

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			160,000	142,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			179,000	159,758

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			35,000	32,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			85,000	74,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			171,000	160,740

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020			263,000	270,890

				6,815,103
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			80,000	82,400

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			107,000	36,380

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			466,000	344,840

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			121,000	116,463

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			200,000	200,000

First Data Corp. 144A notes 5 3/4s, 2024			190,000	187,150

First Data Corp. 144A sr. notes 5 3/8s, 2023			165,000	165,825

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			110,000	115,225

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			57,000	57,428

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022			438,000	370,110

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			185,000	191,475

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			75,000	79,125

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			185,000	179,913

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023			301,000	270,148

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			135,000	134,325

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			125,000	56,563

Techem Energy Metering Service GmbH 144A company guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)		EUR	200,000	232,404

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	265,000	303,252

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			$217,000	226,765

				3,349,791
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			205,000	181,425

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			285,000	280,725

				462,150
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			665,000	585,200

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			70,000	60,900

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	137,025

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			340,000	300,050

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			45,000	46,238

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			35,000	35,875

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			350,000	315,604

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	17,400

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			428,000	402,320

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	8,548

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022			247,000	268,252

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			138,850	147,875

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			150,000	138,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			100,000	51,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			80,000	40,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			389,000	243,611

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	36,352

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			190,000	140,600

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			595,000	557,813

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	70,444

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			85,000	75,300

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			170,000	160,235

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	107,900

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			58,000	50,178

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	164,175

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	29,925

				4,191,570

Total corporate bonds and notes (cost $95,791,458)				$84,927,766

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.4%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,020,000	$2,057,875

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			1,750,000	1,979,688

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			420,000	388,500

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017 (Brazil) (units)		BRL	1,500	360,918

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$725,000	756,719

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			848,092	866,114

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			1,850,000	1,870,813

Chile (Republic of) sr. unsec. unsub. notes 5 1/2s, 2020 (Chile)		CLP	170,000,000	249,088

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			$265,000	281,430

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			225,000	233,325

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			200,000	208,832

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5 1/2s, 2025 (Dominican Republic)			725,000	695,094

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)			900,000	715,500

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s, 2017 (Ghana)			203,000	197,966

Ghana (Republic of) 144A sr. unsec. unsub. notes 7 7/8s, 2023 (Ghana)			691,585	541,165

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	985,000	1,003,117

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	983,000	973,199

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	7,366,492	5,770,389

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	3,898,000	3,121,619

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			$200,000	197,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			560,000	520,100

Kenya (Republic of) 144A sr. unsec. unsub. notes 6 7/8s, 2024 (Kenya)			200,000	175,040

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	201,191

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2027 (Ukraine)			168,000	146,160

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2026 (Ukraine)			168,000	146,180

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2025 (Ukraine)			168,000	147,769

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2024 (Ukraine)			168,000	148,665

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2023 (Ukraine)			168,000	149,554

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2022 (Ukraine)			168,000	152,171

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2021 (Ukraine)			168,000	152,638

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2020 (Ukraine)			215,000	197,800

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2019 (Ukraine)			5,399	4,997

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)			455,000	405,675

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,285,000	707,393

Total foreign government and agency bonds and notes (cost $29,082,326)				$25,723,684

SENIOR LOANS (1.4%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$235,051	$226,041

Asurion, LLC bank term loan FRN 8 1/2s, 2021			139,000	118,020

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			136,799	102,884

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			221,782	153,769

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			851,175	743,359

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			69,650	57,635

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			256,100	223,447

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			104,201	97,427

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			63,099	62,643

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			92,467	86,533

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			209,224	130,634

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938s, 2019			323,000	226,100

Jeld-Wen, Inc. bank term loan FRN 4s, 2021			159,597	157,502

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022			104,738	103,363

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			165,000	144,375

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			284,087	250,751

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			78,800	66,488

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			118,200	113,718

ROC Finance, LLC bank term loan FRN 5s, 2019			256,404	236,319

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			60,000	56,400

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			119,091	111,945

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			496,516	150,662

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			5,096	1,546

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			104,487	100,111

Total senior loans (cost $4,605,063)				$3,721,672

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.059/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.059		$37,689,800	$67,465

(2.343)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.343		37,689,800	66,334

Barclays Bank PLC

(2.25625)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.25625		39,290,400	146,160

2.04375/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.04375		39,290,400	55,007

Citibank, N.A.

2.1015/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.1015		39,290,400	106,084

(2.3635)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.3635		39,290,400	55,792

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		36,706,100	6,607

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		3,987,800	210,636

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		3,987,800	106,833

Goldman Sachs International

(2.57867)/3 month USD-LIBOR-BBA/Feb-46	Feb-16/2.57867		9,280,600	225,519

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		3,681,050	12,405

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		36,706,100	4,405

Total purchased swap options outstanding (cost $2,027,307)				$1,063,247

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$99.63		$20,000,000	$163,480

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/100.22		10,000,000	77,820

Total purchased options outstanding (cost $318,750)				$241,300

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$100,000	$107,563

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			57,000	28,108

Total convertible bonds and notes (cost $148,642)				$135,671

PREFERRED STOCKS (0.0%)(a)
			Shares	Value

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,100	$104,263

Total preferred stocks (cost $85,437)				$104,263

COMMON STOCKS (0.0%)(a)
			Shares	Value

Connacher Oil and Gas, Ltd. (Canada)(NON)			2,214	$216

Connacher Oil and Gas, Ltd. (Canada)(NON)			1,436	132

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			9,978	100

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			9,978	100

Tribune Media Co. Class 1C(F)			40,066	10,017

Total common stocks (cost $186,853)				$10,565

SHORT-TERM INVESTMENTS (11.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.33%(AFF)		Shares	16,833,029	$16,833,029

U.S. Treasury Bills 0.04%, April 28, 2016(SEGSF)			150,000	149,874

U.S. Treasury Bills 0.11%, April 21, 2016(SEG)(SEGSF)(SEGCCS)			2,736,000	2,734,298

U.S. Treasury Bills 0.07%, April 14, 2016(SEGSF)(SEGCCS)			907,000	906,530

U.S. Treasury Bills 0.07%, April 7, 2016(SEGSF)(SEGCCS)			2,742,000	2,740,925

U.S. Treasury Bills 0.03%, February 18, 2016(SEG)(SEGSF)(SEGCCS)			3,207,000	3,206,551

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)			1,662,000	1,661,769

U.S. Treasury Bills 0.03%, February 4, 2016(SEG)(SEGSF)			1,464,000	1,463,873

U.S. Treasury Bills 0.09%, January 14, 2016			601,000	600,981

Total short-term investments (cost $30,299,912)				$30,297,830

TOTAL INVESTMENTS

Total investments (cost $469,526,059)(b)				$451,674,902

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $83,498,204) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/20/16	$694,892	$695,424	$532
	Canadian Dollar	Sell	1/20/16	672,059	668,373	(3,686)
	Chilean Peso	Sell	1/20/16	277,818	283,681	5,863
	Euro	Sell	3/16/16	98,309	97,092	(1,217)
	Mexican Peso	Buy	1/20/16	1,343,528	1,352,994	(9,466)
	New Taiwan Dollar	Sell	2/17/16	33,445	33,723	278
	New Zealand Dollar	Buy	1/20/16	900,111	808,830	91,281
	Norwegian Krone	Sell	3/16/16	1,125,062	1,143,486	18,424
	Swedish Krona	Buy	3/16/16	681,777	688,776	(6,999)
Barclays Bank PLC
	Australian Dollar	Sell	1/20/16	632,925	635,094	2,169
	British Pound	Buy	3/16/16	670,251	689,385	(19,134)
	Canadian Dollar	Sell	1/20/16	823,685	796,466	(27,219)
	Euro	Sell	3/16/16	2,059,056	1,967,688	(91,368)
	Mexican Peso	Buy	1/20/16	1,340,277	1,348,792	(8,515)
	New Zealand Dollar	Sell	1/20/16	629,161	589,404	(39,757)
	Norwegian Krone	Sell	3/16/16	676,945	692,778	15,833
	Swedish Krona	Buy	3/16/16	12,689	8,580	4,109
	Swiss Franc	Sell	3/16/16	3,705	3,615	(90)
Citibank, N.A.
	Brazilian Real	Buy	1/5/16	164,348	163,148	1,200
	Brazilian Real	Sell	1/5/16	164,348	162,692	(1,656)
	Brazilian Real	Sell	4/4/16	159,433	158,163	(1,270)
	Canadian Dollar	Sell	1/20/16	1,114,941	1,104,665	(10,276)
	Japanese Yen	Sell	2/17/16	1,025,785	1,019,460	(6,325)
	Mexican Peso	Buy	1/20/16	1,309,064	1,321,226	(12,162)
	New Zealand Dollar	Buy	1/20/16	725,036	707,783	17,253
	Singapore Dollar	Sell	2/17/16	1,363,022	1,363,131	109
Credit Suisse International
	Australian Dollar	Sell	1/20/16	1,386,872	1,390,548	3,676
	British Pound	Sell	3/16/16	622,039	630,188	8,149
	Canadian Dollar	Sell	1/20/16	1,739,227	1,743,979	4,752
	Euro	Sell	3/16/16	1,231,101	1,174,499	(56,602)
	Indian Rupee	Sell	2/17/16	12,590	2,351	(10,239)
	Japanese Yen	Sell	2/17/16	39,327	39,255	(72)
	New Taiwan Dollar	Sell	2/17/16	1,371,149	1,361,537	(9,612)
	New Zealand Dollar	Buy	1/20/16	178,218	166,125	12,093
	Norwegian Krone	Buy	3/16/16	388,192	407,235	(19,043)
Deutsche Bank AG
	Canadian Dollar	Sell	1/20/16	1,315,858	1,375,426	59,568
	Czech Koruna	Sell	3/16/16	1,362,844	1,335,628	(27,216)
	Euro	Sell	3/16/16	134,454	133,176	(1,278)
	Israeli Shekel	Sell	1/20/16	193,280	194,093	813
	Japanese Yen	Sell	2/17/16	1,321,044	1,318,876	(2,168)
	Polish Zloty	Buy	3/16/16	615,086	596,975	18,111
Goldman Sachs International
	Australian Dollar	Buy	1/20/16	559,817	539,286	20,531
	British Pound	Buy	3/16/16	622,038	636,355	(14,317)
	Canadian Dollar	Buy	1/20/16	506,049	538,937	(32,888)
	Euro	Buy	3/16/16	1,044,280	1,067,952	(23,672)
	Japanese Yen	Buy	2/17/16	721,514	691,264	30,250
	New Taiwan Dollar	Sell	2/17/16	1,371,153	1,369,861	(1,292)
	Norwegian Krone	Sell	3/16/16	1,097,132	1,122,491	25,359
	Singapore Dollar	Sell	2/17/16	1,363,022	1,363,486	464
HSBC Bank USA, National Association
	British Pound	Sell	3/16/16	1,311,456	1,337,623	26,167
	Euro	Sell	3/16/16	3,303,984	3,233,488	(70,496)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/20/16	681,567	661,115	(20,452)
	Canadian Dollar	Sell	1/20/16	1,530,651	1,537,651	7,000
	Euro	Sell	3/16/16	3,684,265	3,604,811	(79,454)
	Indian Rupee	Buy	2/17/16	1,372,010	1,369,483	2,527
	Japanese Yen	Sell	2/17/16	165,513	165,256	(257)
	Mexican Peso	Buy	1/20/16	296,320	353,102	(56,782)
	New Taiwan Dollar	Sell	2/17/16	1,402,474	1,414,023	11,549
	New Zealand Dollar	Buy	1/20/16	26,377	24,585	1,792
	Norwegian Krone	Sell	3/16/16	1,125,062	1,143,576	18,514
	Singapore Dollar	Sell	2/17/16	1,362,951	1,369,128	6,177
	South African Rand	Sell	1/20/16	161,036	141,308	(19,728)
	South Korean Won	Sell	2/17/16	1,435,176	1,418,354	(16,822)
	Swedish Krona	Sell	3/16/16	138,492	134,588	(3,904)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/20/16	1,368,231	1,370,622	(2,391)
	British Pound	Buy	3/16/16	672,020	674,558	(2,538)
	Canadian Dollar	Sell	1/20/16	1,304,655	1,285,285	(19,370)
	Euro	Sell	3/16/16	3,899,395	3,776,614	(122,781)
	Japanese Yen	Buy	2/17/16	618,514	612,550	5,964
	New Zealand Dollar	Buy	1/20/16	2,056,205	2,093,724	(37,519)
	Norwegian Krone	Sell	3/16/16	453,231	461,977	8,746
	South Korean Won	Sell	2/17/16	14,161	14,570	409
	Swedish Krona	Sell	3/16/16	685,611	681,671	(3,940)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	19,806	19,078	728
	Brazilian Real	Buy	1/5/16	363,930	343,546	20,384
	Brazilian Real	Sell	1/5/16	363,930	361,771	(2,159)
	Brazilian Real	Buy	4/4/16	245,893	244,764	1,129
	Canadian Dollar	Buy	1/20/16	182,415	199,965	(17,550)
	Euro	Sell	3/16/16	3,957,202	3,872,568	(84,634)
	Japanese Yen	Sell	2/17/16	251,779	251,328	(451)
	South Korean Won	Sell	2/17/16	1,376,690	1,379,170	2,480
UBS AG
	Australian Dollar	Buy	1/20/16	1,186,480	1,172,277	14,203
	British Pound	Buy	3/16/16	498,191	514,942	(16,751)
	Canadian Dollar	Buy	1/20/16	598,847	615,033	(16,186)
	Euro	Sell	3/16/16	2,399,165	2,347,536	(51,629)
	Israeli Shekel	Sell	1/20/16	7,352	7,295	(57)
	Japanese Yen	Buy	2/17/16	1,176,205	1,166,937	9,268
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	1,370,135	1,367,365	(2,770)
	Euro	Sell	3/16/16	2,044,576	2,000,817	(43,759)
	New Zealand Dollar	Buy	1/20/16	1,129,170	1,042,756	86,414
	South Korean Won	Sell	2/17/16	7,218	7,422	204

Total						$(565,447)

FUTURES CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Buxl 30 yr (Short)	5	$822,670	Mar-16	$16,615
U.S. Treasury Bond 30 yr (Long)	62	9,532,500	Mar-16	(2,412)
U.S. Treasury Bond Ultra 30 yr (Long)	24	3,808,500	Mar-16	22,233
U.S. Treasury Note 5 yr (Long)	3	354,961	Mar-16	(1,061)
U.S. Treasury Note 10 yr (Short)	112	14,101,500	Mar-16	62,777

Total				$98,152

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $3,226,102) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.201/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201		$18,844,900	$115,331
(2.201)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201		18,844,900	117,404
Barclays Bank PLC

(2.15)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15		19,645,200	77,991
2.15/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15		19,645,200	167,181
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587		36,706,100	367
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387		36,706,100	1,468
2.2325/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325		19,645,200	94,297
(2.2325)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325		19,645,200	153,232
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515		3,987,800	378,466
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885		3,681,050	37
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625		73,412,200	734
1.61017/6 month EUR-EURIBOR-Reuters/Feb-46	Feb-16/1.61017	EUR	9,280,600	209,379
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		6,568,000	718,441

Total				$2,034,328

WRITTEN OPTIONS OUTSTANDING at 12/31/15 (premiums $317,969) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$98.84	$20,000,000	$87,820
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	20,000,000	46,820
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/98.53	20,000,000	35,620
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/97.69	10,000,000	4,880

Total			$175,140

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$5,037,775	$(123,441)	$(29,269)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	9,176,100	(60,672)	(39,090)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	5,037,775	(128,005)	(45,743)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	5,037,775	(134,045)	(77,098)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	18,352,200	(128,924)	(84,604)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	5,037,775	(141,058)	(92,565)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	22,065,500	146,184	120,257
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	22,065,500	141,058	109,224
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	36,704,400	117,454	68,784
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	18,352,200	56,194	32,300
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	22,065,500	127,038	31,554
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	22,065,500	125,773	12,357

Total			$(2,444)	$6,107

TBA SALE COMMITMENTS OUTSTANDING at 12/31/15 (proceeds receivable $88,703,281) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2046	$22,000,000	1/14/46	$22,692,656
Federal National Mortgage Association, 3s, January 1, 2046	66,000,000	1/14/46	65,984,530

Total			$88,677,186

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	24,803,354	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(179,512)
PLN	9,968,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(415,249)
PLN	4,970,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(209,240)
PLN	4,165,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(170,954)
PLN	1,239,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	18,200
PLN	1,239,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	18,001
PLN	3,717,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	53,095
PLN	3,717,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	57,973
PLN	3,717,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	55,616
PLN	6,889,000	—	11/2/17	6 month PLN-WIBOR-WIBO	2.30%	(17,200)
PLN	25,186,000	—	11/2/17	1.52%	6 month PLN-WIBOR-WIBO	15,724
Goldman Sachs International
KRW	1,462,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	23,998
JPMorgan Chase Bank N.A.
BRL	25,053,070	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(245,829)
BRL	10,892,123	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(57,073)
PLN	1,415,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	(6,666)
PLN	23,953,000	—	8/20/17	6 month PLN-WIBOR-WIBO	1.71%	6,953
PLN	1,233,000	—	8/21/17	6 month PLN-WIBOR-WIBO	1.71%	345

Total		$—	$(1,051,818)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$9,275,000		$(48,297)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$(3,580)
		9,275,000		127,001	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(123,692)
		9,275,000		(81,687)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	66,022
		38,038,400		(223,027)	10/9/25	3 month USD-LIBOR-BBA	2.155%	(99,698)
		19,019,200		222,274	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(134,027)
		19,019,200		(126,139)	10/28/25	3 month USD-LIBOR-BBA	2.055%	(261,636)
		9,509,600		121,179	10/28/25	2.235%	3 month USD-LIBOR-BBA	30,764
		38,038,400		(274,379)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	(466,276)
		19,019,200		264,116	10/28/25	2.2625%	3 month USD-LIBOR-BBA	34,974
		19,019,200		(123,876)	10/29/25	3 month USD-LIBOR-BBA	2.12%	(144,081)
		9,509,600		123,499	10/29/25	2.31%	3 month USD-LIBOR-BBA	(33,427)
		28,528,800		(180,108)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	(338,921)
		14,264,400		179,543	10/27/25	2.25%	3 month USD-LIBOR-BBA	23,348
		14,264,400		118,206	9/29/25	2.235%	3 month USD-LIBOR-BBA	(53,671)
		9,718,000		(128)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(51,574)
		5,095,000		(67)	9/30/25	2.07%	3 month USD-LIBOR-BBA	16,624
		3,500,000		(46)	10/5/25	3 month USD-LIBOR-BBA	2.021%	(31,410)
		2,447,000		(32)	10/6/25	1.945%	3 month USD-LIBOR-BBA	39,233
		2,447,000		(32)	10/6/25	1.939%	3 month USD-LIBOR-BBA	40,589
		13,001,000		(172)	10/7/25	2.0085%	3 month USD-LIBOR-BBA	132,758
		5,440,000		(72)	10/7/25	3 month USD-LIBOR-BBA	2.046%	(36,825)
		2,040,000		(27)	10/7/25	3 month USD-LIBOR-BBA	2.051%	(12,866)
		8,588,500		(113)	10/28/25	2.013%	3 month USD-LIBOR-BBA	94,401
		2,852,900		(38)	10/28/25	2.044%	3 month USD-LIBOR-BBA	23,186
		18,332,800		146,420	12/2/25	2.119%	3 month USD-LIBOR-BBA	210,436
		8,875,000		(117)	11/12/25	2.2225%	3 month USD-LIBOR-BBA	(65,628)
		6,553,300		(87)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(9,373)
		154,802,000	(E)	(89,746)	3/16/21	1.70%	3 month USD-LIBOR-BBA	607,174
		9,284,000	(E)	(8,755)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(33,302)
		13,106,500		98,126	12/7/25	3 month USD-LIBOR-BBA	2.14%	72,578
		17,475,500		136,952	12/9/25	3 month USD-LIBOR-BBA	2.245%	4,729
		2,546,000		(34)	11/18/25	3 month USD-LIBOR-BBA	2.128%	(4,388)
		5,725,700		(76)	11/24/25	2.09%	3 month USD-LIBOR-BBA	32,087
		6,416,500		(85)	12/1/25	3 month USD-LIBOR-BBA	2.115%	(24,436)
		6,553,300		(87)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(4,838)
		7,254,000		(96)	12/9/25	3 month USD-LIBOR-BBA	2.14%	(15,438)
		7,254,000		(96)	12/9/25	3 month USD-LIBOR-BBA	2.11%	(35,497)
		2,568,000	(E)	(19,519)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(12,426)
		348,777,000	(E)	365,736	3/16/18	1.20%	3 month USD-LIBOR-BBA	990,046
		3,817,100		(50)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	(16,767)
		10,999,700		(145)	12/30/25	3 month USD-LIBOR-BBA	2.195%	16,063
		18,078,800		(68)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	3,403
		7,405,400		(70)	1/4/21	1.7735%	3 month USD-LIBOR-BBA	(18,324)
		9,311,900		(35)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	2,209
		18,078,800		(68)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	2,319
		7,405,400		(70)	1/4/21	1.776%	3 month USD-LIBOR-BBA	(19,220)
		7,405,400		(70)	1/4/21	1.779%	3 month USD-LIBOR-BBA	(20,294)
		27,390,700		(103)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	6,224
		18,078,800		(68)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	1,614
		7,405,400		(70)	1/4/21	1.76%	3 month USD-LIBOR-BBA	(13,488)
		617,000		(21)	1/4/46	2.6555%	3 month USD-LIBOR-BBA	(5,028)
		3,360,000		(44)	1/4/26	3 month USD-LIBOR-BBA	2.223%	12,216
	AUD	14,179,000		(39)	10/22/17	1.975%	3 month AUD-BBR-BBSW	40,592
	AUD	15,136,000		(41)	10/8/17	1.9725%	3 month AUD-BBR-BBSW	44,908
	AUD	13,359,000		(36)	11/9/17	3 month AUD-BBR-BBSW	2.0475%	(24,618)
	AUD	14,898,000		(39)	11/12/17	3 month AUD-BBR-BBSW	2.058%	(26,083)
	AUD	22,591,000		(129)	11/18/20	2.575%	6 month AUD-BBR-BBSW	(995)
	AUD	3,850,000		(36)	11/18/25	6 month AUD-BBR-BBSW	3.06%	(743)
	AUD	15,086,000		(40)	11/18/17	3 month AUD-BBR-BBSW	2.1275%	(11,478)
	AUD	2,612,000		(25)	11/18/25	6 month AUD-BBR-BBSW	3.0425%	(3,456)
	AUD	5,444,000		(31)	11/19/20	6 month AUD-BBR-BBSW	2.5475%	(5,295)
	AUD	4,008,000		(38)	11/26/25	6 month AUD-BBR-BBSW	3.0175%	(12,828)
	AUD	6,295,000		(37)	12/16/20	6 month AUD-BBR-BBSW	2.6125%	3,748
	AUD	15,252,000		(41)	12/23/17	3 month AUD-BBR-BBSW	2.185%	(1,307)
	AUD	5,121,000		(30)	12/30/20	2.57%	6 month AUD-BBR-BBSW	5,705
	CAD	37,376,000		(56,064)	6/17/17	3 month CAD-BA-CDOR	0.92%	(6,978)
	CAD	919,000		(10)	4/17/25	1.89%	3 month CAD-BA-CDOR	(7,129)
	CAD	3,674,000		(40)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(35,406)
	CAD	3,262,000		(35)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(26,104)
	CAD	3,928,000		(42)	5/21/25	3 month CAD-BA-CDOR	2.1875%	100,609
	CAD	2,437,000		(26)	6/29/25	3 month CAD-BA-CDOR	2.255%	69,158
	CAD	1,490,000		(16)	6/29/25	3 month CAD-BA-CDOR	2.27%	43,740
	CAD	18,688,000		(53)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(30,626)
	CAD	10,247,000		(30)	10/7/17	3 month CAD-BA-CDOR	0.822%	1,767
	CAD	19,750,000		(57)	10/7/17	3 month CAD-BA-CDOR	0.82%	2,836
	CAD	15,942,000		(45)	10/23/17	3 month CAD-BA-CDOR	0.81%	(646)
	CAD	16,505,000		(47)	10/23/17	3 month CAD-BA-CDOR	0.805%	(1,860)
	CAD	16,034,000		(98)	11/5/20	1.30%	3 month CAD-BA-CDOR	(85,990)
	CAD	12,461,000		(35)	11/16/17	0.874%	3 month CAD-BA-CDOR	(9,888)
	CAD	2,768,000		(27)	11/18/25	3 month CAD-BA-CDOR	1.985%	25,129
	CAD	2,878,000		(28)	12/10/25	3 month CAD-BA-CDOR	1.88375%	3,444
	CAD	13,031,000		(131)	11/2/25	1.965%	3 month CAD-BA-CDOR	(109,289)
	CAD	5,010,000		(31)	11/6/20	3 month CAD-BA-CDOR	1.36%	37,457
	CAD	6,012,000		(36)	11/13/20	1.295%	3 month CAD-BA-CDOR	(30,351)
	CAD	6,114,000		(37)	11/25/20	3 month CAD-BA-CDOR	1.225%	13,967
	CAD	2,757,000		(27)	11/27/25	3 month CAD-BA-CDOR	1.86875%	2,062
	CAD	22,008,000		(62)	11/30/17	3 month CAD-BA-CDOR	0.89%	20,946
	CAD	5,513,000		(33)	12/1/20	3 month CAD-BA-CDOR	1.1575%	(1,353)
	CAD	17,439,000		(49)	12/3/17	3 month CAD-BA-CDOR	0.91%	21,277
	CAD	10,655,000		(29)	12/16/17	0.825%	3 month CAD-BA-CDOR	563
	CAD	10,695,000		(29)	12/16/17	0.8325%	3 month CAD-BA-CDOR	(596)
	CAD	4,394,000		(26)	12/24/20	1.1575%	3 month CAD-BA-CDOR	3,199
	CHF	14,160,000		(57)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	30,179
	CHF	2,800,000		(39)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	12,335
	CHF	2,800,000		(40)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(31,491)
	CHF	14,160,000		(58)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	(31,128)
	CHF	1,443,000		(20)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(14,363)
	CHF	3,961,000		(33)	10/15/20	6 month CHF-LIBOR-BBA	0.3855%	7,504
	CHF	2,431,000		(20)	10/15/20	6 month CHF-LIBOR-BBA	0.3875%	4,851
	CHF	2,861,000		(40)	10/23/25	6 month CHF-LIBOR-BBA	0.1425%	(23,755)
	CHF	14,473,000		(56)	10/9/17	0.685%	6 month CHF-LIBOR-BBA	(8,570)
	CHF	5,748,000		(48)	10/9/20	6 month CHF-LIBOR-BBA	0.3875%	10,456
	CHF	2,605,000		(22)	10/12/20	6 month CHF-LIBOR-BBA	0.402%	6,879
	CHF	9,981,000		(39)	10/15/17	0.678%	6 month CHF-LIBOR-BBA	(4,802)
	CHF	1,586,000		(21)	11/9/25	6 month CHF-LIBOR-BBA	0.0875%	(23,084)
	CHF	2,008,000		(16)	11/11/20	6 month CHF-LIBOR-BBA	0.545%	20,916
	CHF	780,000		(10)	11/12/25	6 month CHF-LIBOR-BBA	0.04%	(14,989)
	CHF	846,000		(11)	11/12/25	6 month CHF-LIBOR-BBA	0.0325%	(16,898)
	CHF	6,244,000		(23)	11/19/17	6 month CHF-LIBOR-BBA	0.91%	29,890
	CHF	8,253,000		(31)	11/24/17	6 month CHF-LIBOR-BBA	0.90%	37,375
	CHF	3,655,000		(29)	11/25/20	6 month CHF-LIBOR-BBA	0.56%	41,536
	CHF	10,748,000		(40)	11/26/17	6 month CHF-LIBOR-BBA	0.89375%	47,508
	CHF	6,619,000		(24)	12/2/17	6 month CHF-LIBOR-BBA	0.9275%	33,422
	CHF	338,000		(5)	12/31/25	0.2125%	6 month CHF-LIBOR-BBA	1,495
	CHF	3,552,000		(29)	12/32/20	0.3475%	6 month CHF-LIBOR-BBA	(7,300)
	EUR	3,840,000	(E)	15,826	3/16/26	6 month EUR-EURIBOR-REUTERS	1.00%	(1,885)
	EUR	30,379,000	(E)	336,441	3/16/21	0.50%	6 month EUR-EURIBOR-REUTERS	126,041
	EUR	2,231,000	(E)	15,451		0.25%	6 month EUR-EURIBOR-REUTERS	1,978
	GBP	6,613,000	(E)	(296,149)	3/16/26	6 month GBP-LIBOR-BBA	2.25%	(104,652)
	GBP	5,756,000	(E)	79,622	3/16/21	1.75%	6 month GBP-LIBOR-BBA	38,492
	GBP	40,441,000	(E)	502,878	3/16/18	1.50%	6 month GBP-LIBOR-BBA	130,915
	JPY	511,900,000		(30)	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	241,712
	JPY	129,260,000		(19)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	32,295
	JPY	165,552,000		(40)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	25,475
	JPY	129,260,000		(19)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(1,136)
	JPY	165,552,000		(44)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(2,000)
	NOK	36,571,000		(16)	12/28/17	0.945%	6 month NOK-NIBOR-NIBR	(995)
	NOK	24,775,000		26	12/22/20	1.255%	6 month NOK-NIBOR-NIBR	(226)
	NOK	83,227,000		(1,806)	12/22/17	6 month NOK-NIBOR-NIBR	0.93%	(1,423)
	NOK	77,069,000		7,124	12/22/25	6 month NOK-NIBOR-NIBR	1.86%	13,154
	NOK	34,560,000		(15)	12/31/17	0.935%	6 month NOK-NIBOR-NIBR	(837)
	NZD	4,132,000		(22)	10/23/20	3.09%	3 month NZD-BBR-FRA	22,322
	NZD	3,825,000		(34)	10/29/25	3 month NZD-BBR-FRA	3.4925%	(56,405)
	NZD	1,796,000		(16)	11/2/25	3.5075%	3 month NZD-BBR-FRA	25,115
	NZD	14,894,000		(78)	10/9/20	3.03%	3 month NZD-BBR-FRA	103,439
	NZD	8,293,000		(20)	10/9/17	2.705%	3 month NZD-BBR-FRA	15,247
	NZD	3,675,000		(20)	10/12/20	3.0525%	3 month NZD-BBR-FRA	23,197
	NZD	1,902,000		(10)	10/14/20	3.0775%	3 month NZD-BBR-FRA	10,593
	NZD	4,889,000		(12)	10/14/17	3 month NZD-BBR-FRA	2.725%	(8,047)
	NZD	3,216,000		(8)	10/14/17	3 month NZD-BBR-FRA	2.721%	(5,464)
	NZD	3,410,000		(19)	10/20/20	3.0475%	3 month NZD-BBR-FRA	22,665
	NZD	10,054,000		(26)	10/29/17	2.7675%	3 month NZD-BBR-FRA	13,510
	NZD	10,582,000		(27)	11/4/17	2.78%	3 month NZD-BBR-FRA	12,589
	NZD	2,142,000		(18)	11/18/25	3 month NZD-BBR-FRA	3.60%	(19,119)
	NZD	1,642,000		(15)	12/16/25	3 month NZD-BBR-FRA	3.61%	(14,414)
	NZD	5,025,000		(27)	11/4/20	3.0775%	3 month NZD-BBR-FRA	30,944
	NZD	3,005,000		(16)	11/17/20	3 month NZD-BBR-FRA	3.135%	(13,512)
	NZD	11,961,000		(29)	11/19/17	2.76%	3 month NZD-BBR-FRA	17,173
	NZD	3,984,000		(21)	11/20/20	3 month NZD-BBR-FRA	3.07%	(26,300)
	NZD	2,048,000		(18)	11/24/25	3 month NZD-BBR-FRA	3.5825%	(20,594)
	NZD	4,533,000		(24)	12/11/20	3 month NZD-BBR-FRA	3.055%	(32,794)
	NZD	2,211,000		(12)	12/21/20	3 month NZD-BBR-FRA	3.1975%	(6,405)
	SEK	62,660,000		(28)	9/25/17	3 month SEK-STIBOR-SIDE	0.17%	(1,155)
	SEK	62,660,000		(28)	9/28/17	3 month SEK-STIBOR-SIDE	0.17125%	(768)
	SEK	248,878,000		(113)	10/9/17	3 month SEK-STIBOR-SIDE	0.1522%	(22,544)
	SEK	43,867,000		(43)	10/9/20	0.5036%	3 month SEK-STIBOR-SIDE	27,123
	SEK	82,701,000		(38)	10/14/17	0.17875%	3 month SEK-STIBOR-SIDE	1,360
	SEK	129,348,000		(58)	10/23/17	0.187%	3 month SEK-STIBOR-SIDE	(1,591)
	SEK	20,598,000		(20)	10/23/20	0.498%	3 month SEK-STIBOR-SIDE	15,425
	SEK	128,085,000		(57)	10/27/17	0.244%	3 month SEK-STIBOR-SIDE	(19,528)
	SEK	41,684,000		(18)	10/29/17	0.2675%	3 month SEK-STIBOR-SIDE	(8,795)
	SEK	28,643,000		(44)	11/12/25	3 month SEK-STIBOR-SIDE	1.4375%	(47,138)
	SEK	12,401,000		(19)	11/27/25	3 month SEK-STIBOR-SIDE	1.3125%	(39,372)
	SEK	17,949,000		(17)	12/3/20	3 month SEK-STIBOR-SIDE	0.4075%	(27,833)
	SEK	9,261,000		(14)	12/9/25	3 month SEK-STIBOR-SIDE	1.5075%	(10,264)
	SEK	22,838,000		(22)	12/14/20	3 month SEK-STIBOR-SIDE	0.54%	(19,506)

	Total			$1,325,055	$924,982
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$401,146	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$643
	155,230	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(17)
	391,082	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,467
	369,189	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(40)
	43,935	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	162
	197,483	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(12)
	921,245	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(99)
	1,280,301	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	594
	438,713	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(821)
	567,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,095
	341,654	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,262
	433,087	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,600
	658,310	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,433
	94,431	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	349
	1,592,340	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,889)
	1,304,458	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,704)
	2,614,709	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,420)
	213,473	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(453)
	3,011,831	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	322
	2,013,310	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(115)
	11,762,893	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(679)
	7,115,680	(3,336)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,869)
EUR	2,881,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(4,840)
EUR	1,441,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(1,236)
EUR	2,049,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(632)
Citibank, N.A.
	$730,854	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(42)
	1,566,339	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(90)
	1,367,414	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(79)
Credit Suisse International
	626,536	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(36)
	481,485	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,703)
	954,454	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,525
	993,059	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,425)
	1,100,823	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,689)
	993,148	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,668
	354,057	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	734
	286,143	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	517
	753,703	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,599
	252,108	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	535
	460,997	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	978
	3,613,745	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,749
	934,058	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,520
	910,912	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,927
Deutsche Bank AG
	481,485	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,703)
Goldman Sachs International
	539,826	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,025
	217,210	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	803
	995,787	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,597
	995,787	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,597
	330,840	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,170)
	124,283	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(440)
	932,512	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,741
	29,128	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	109
	248,306	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	931
	652,241	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,761
	261,019	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	979
	522,039	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,958
	16,310	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	60
	74,287	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	154
	233,520	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(826)
	453,197	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,603)
	280,164	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(991)
	21,546	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(76)
	57,417	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(203)
	2,323,216	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,725
	2,023,751	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,245
	477,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	990
	1,582,316	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,864)
	3,385,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(82,289)
	2,043,767	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,696
	1,614,944	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,921
	747,108	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,351
	754,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,950)
	926,946	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,501
	939,673	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,993)
EUR	10,371,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(50,324)
EUR	3,424,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(16,618)
EUR	2,881,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	8,763
EUR	2,881,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	2,455
EUR	2,882,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	247
GBP	1,961,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	15,784
GBP	436,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(1,858)
JPMorgan Chase Bank N.A.
	$3,064,523	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,353
	1,752,568	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,633
	2,684,567	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,565
	1,663,627	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,449
	1,582,316	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,864)
EUR	1,441,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(5,531)
EUR	1,441,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(4,115)
EUR	2,871,000	—	12/7/25	1.385%	Eurostat Eurozone HICP excluding tobacco	32,533
EUR	2,871,000	—	12/7/20	(1.025%)	Eurostat Eurozone HICP excluding tobacco	(22,202)

Total		$(3,336)	$(111,905)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,375	$64,000	5/11/63	300 bp	$2,402
	CMBX NA BBB- Index	BBB-/P	8,497	141,000	5/11/63	300 bp	4,152
	CMBX NA BBB- Index	BBB-/P	17,409	282,000	5/11/63	300 bp	8,719
	CMBX NA BBB- Index	BBB-/P	16,587	291,000	5/11/63	300 bp	7,619
	Credit Suisse International
	CMBX NA BB Index	—	(47,639)	2,699,000	5/11/63	(500 bp)	67,684
	CMBX NA BB Index	—	(1,359)	140,000	1/17/47	(500 bp)	7,759
	CMBX NA BBB- Index	BBB-/P	21,337	1,474,000	5/11/63	300 bp	(24,087)
	CMBX NA BBB- Index	BBB-/P	23,608	2,155,000	5/11/63	300 bp	(42,802)
	CMBX NA BBB- Index	BBB-/P	31,258	2,380,000	5/11/63	300 bp	(42,085)
	CMBX NA BBB- Index	BBB-/P	3,977	93,000	1/17/47	300 bp	(1,223)
	CMBX NA BBB- Index	BBB-/P	7,762	184,000	1/17/47	300 bp	(2,526)
	CMBX NA BBB- Index	BBB-/P	8,192	196,000	1/17/47	300 bp	(2,767)
	CMBX NA BBB- Index	BBB-/P	8,492	211,000	1/17/47	300 bp	(3,306)
	CMBX NA BBB- Index	BBB-/P	6,139	213,000	1/17/47	300 bp	(5,771)
	CMBX NA BBB- Index	BBB-/P	18,493	315,000	1/17/47	300 bp	880
	CMBX NA BBB- Index	BBB-/P	22,141	381,000	1/17/47	300 bp	836
	CMBX NA BBB- Index	BBB-/P	11,110	425,000	1/17/47	300 bp	(12,654)
	CMBX NA BBB- Index	BBB-/P	18,390	638,000	1/17/47	300 bp	(17,285)
	CMBX NA BBB- Index	BBB-/P	32,502	776,000	1/17/47	300 bp	(10,889)
	CMBX NA BBB- Index	BBB-/P	141,869	3,986,000	1/17/47	300 bp	(81,015)
	CMBX NA BBB- Index	BBB-/P	441,381	12,868,000	1/17/47	300 bp	(278,155)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(906)	131,000	5/11/63	300 bp	(4,943)
	CMBX NA BBB- Index	BBB-/P	627	63,000	1/17/47	300 bp	(2,895)
	CMBX NA BBB- Index	BBB-/P	303	85,000	1/17/47	300 bp	(4,450)
	CMBX NA BBB- Index	BBB-/P	303	85,000	1/17/47	300 bp	(4,450)
	CMBX NA BBB- Index	BBB-/P	2,777	103,000	1/17/47	300 bp	(2,982)
	CMBX NA BBB- Index	BBB-/P	761	178,000	1/17/47	300 bp	(9,192)
	CMBX NA BBB- Index	BBB-/P	635	178,000	1/17/47	300 bp	(9,319)
	CMBX NA BBB- Index	BBB-/P	635	178,000	1/17/47	300 bp	(9,319)
	CMBX NA BBB- Index	BBB-/P	1,145	292,000	1/17/47	300 bp	(15,182)
	CMBX NA BB Index	—	(3,293)	385,000	5/11/63	(500 bp)	13,157
	CMBX NA BB Index	—	(2,359)	223,000	5/11/63	(500 bp)	7,164
	CMBX NA BB Index	—	(1,143)	119,000	5/11/63	(500 bp)	3,942
	CMBX NA BB Index	—	2,532	112,000	5/11/63	(500 bp)	7,318
	CMBX NA BB Index	—	1,027	61,000	5/11/63	(500 bp)	3,633
	CMBX NA BB Index	—	523	51,000	5/11/63	(500 bp)	2,702
	CMBX NA BB Index	—	62	51,000	5/11/63	(500 bp)	2,241
	CMBX NA BB Index	—	(1,448)	140,000	1/17/47	(500 bp)	7,670
	CMBX NA BB Index	—	(146)	73,000	1/17/47	(500 bp)	4,609
	CMBX NA BBB- Index	BBB-/P	(51)	19,000	5/11/63	300 bp	(636)
	CMBX NA BBB- Index	BBB-/P	(193)	48,000	5/11/63	300 bp	(1,672)
	CMBX NA BBB- Index	BBB-/P	(602)	60,000	5/11/63	300 bp	(2,451)
	CMBX NA BBB- Index	BBB-/P	(1,283)	77,000	5/11/63	300 bp	(3,656)
	CMBX NA BBB- Index	BBB-/P	(908)	113,000	5/11/63	300 bp	(4,390)
	CMBX NA BBB- Index	BBB-/P	(1,287)	118,000	5/11/63	300 bp	(4,924)
	CMBX NA BBB- Index	BBB-/P	1,354	227,000	5/11/63	300 bp	(5,641)
	CMBX NA BBB- Index	BBB-/P	(2,297)	229,000	5/11/63	300 bp	(9,354)
	CMBX NA BBB- Index	BBB-/P	2,787	244,000	5/11/63	300 bp	(4,732)
	CMBX NA BBB- Index	BBB-/P	6,073	147,000	1/17/47	300 bp	(2,146)
	CMBX NA BBB- Index	BBB-/P	7,025	169,000	1/17/47	300 bp	(2,425)
	CMBX NA BBB- Index	BBB-/P	7,940	184,000	1/17/47	300 bp	(2,348)
	CMBX NA BBB- Index	BBB-/P	7,407	184,000	1/17/47	300 bp	(2,882)
	CMBX NA BBB- Index	BBB-/P	7,407	184,000	1/17/47	300 bp	(2,882)
	CMBX NA BBB- Index	BBB-/P	5,988	200,000	1/17/47	300 bp	(5,195)
	CMBX NA BBB- Index	BBB-/P	4,300	204,000	1/17/47	300 bp	(7,107)
	CMBX NA BBB- Index	BBB-/P	9,514	314,000	1/17/47	300 bp	(8,042)
	CMBX NA BBB- Index	BBB-/P	11,316	382,000	1/17/47	300 bp	(10,044)
	CMBX NA BBB- Index	BBB-/P	21,189	665,000	1/17/47	300 bp	(15,995)
	CMBX NA BBB- Index	BBB-/P	29,631	957,000	1/17/47	300 bp	(23,882)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(2,292)	426,000	5/11/63	(300 bp)	10,836
	CMBX NA BBB- Index	—	(10,053)	419,000	5/11/63	(300 bp)	2,859
	CMBX NA BBB- Index	—	(5,411)	210,000	5/11/63	(300 bp)	1,060
	CMBX NA BBB- Index	BBB-/P	11,619	210,000	1/17/47	300 bp	(124)
	CMBX NA BBB- Index	BBB-/P	9,663	381,000	1/17/47	300 bp	(11,642)
	CMBX NA BBB- Index	BBB-/P	22,099	419,000	1/17/47	300 bp	(1,330)
	CMBX NA BBB- Index	BBB-/P	11,137	426,000	1/17/47	300 bp	(12,684)

	Total		$948,628	$(566,239)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $273,418,779.
(b)	The aggregate identified cost on a tax basis is $475,356,644, resulting in gross unrealized appreciation and depreciation of $1,065,794 and $24,747,536, respectively, or net unrealized depreciation of $23,681,742.
(NON)	This security is non-income-producing.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,182,949	$29,149,771	$13,499,691	$6,465	$16,833,029
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $145,587,636 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.5%
	Greece	2.4
	Argentina	1.7
	Russia	1.3
	Venezuela	1.1
	Canada	0.8
	Brazil	0.7
	United Kingdom	0.6
	Luxembourg	0.6
	Mexico	0.5
	Other	2.8

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,179,604 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,037,437 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$10,017
Energy	348	—	200
Total common stocks	348	—	10,217
Convertible bonds and notes	$—	$135,671	$—
Corporate bonds and notes	—	84,927,760	6
Foreign government and agency bonds and notes	—	25,723,684	—
Mortgage-backed securities	—	124,552,132	6,648,707
Preferred stocks	—	104,263	—
Purchased options outstanding	—	241,300	—
Purchased swap options outstanding	—	1,063,247	—
Senior loans	—	3,721,672	—
U.S. government and agency mortgage obligations	—	174,248,065	—
Short-term investments	16,833,029	13,464,801	—

Totals by level	$16,833,377	$428,182,595	$6,658,930

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(565,447)	$—
Futures contracts	98,152	—	—
Written options outstanding	—	(175,140)	—
Written swap options outstanding	—	(2,034,328)	—
Forward premium swap option contracts	—	6,107	—
TBA sale commitments	—	(88,677,186)	—
Interest rate swap contracts	—	(1,451,891)	—
Total return swap contracts	—	(108,569)	—
Credit default contracts	—	(1,514,867)	—

Totals by level	$98,152	$(94,521,321)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of December 31, 2015

Common stocks*:
Consumer cyclicals	$10,017	$—	$—	$—	$—	$—	$—	$—	$10,017
Energy	798	—	—	(598)	—	—	—	—	200
Total common stocks	$10,815	—	—	(598)	—	—	—	—	$10,217
Corporate bonds and notes	$6	—	—	—	—	—	—	—	$6
Mortgage-backed securities	$4,913,176	(149,444)	—	99,909	2,228,992	—	—	(443,926)	$6,648,707

Totals	$4,923,997	$(149,444)	$—	$99,311	$2,228,992	$—	$—	$(443,926)	$6,658,930

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $99,311 related to Level 3 securities still held at period end.

Level 3 securities which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$213,633	$1,728,500
Foreign exchange contracts	564,472	1,129,919
Interest rate contracts	5,926,377	8,287,499

Total	$6,704,482	$11,145,918

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		39,800,000
Purchased swap option contracts (contract amount)		$463,400,000
Written TBA commitment option contracts (contract amount)		$82,500,000
Written swap option contracts (contract amount)		$545,100,000
Futures contracts (number of contracts)		200
Forward currency contracts (contract amount)		$170,300,000
OTC interest rate swap contracts (notional)		$46,400,000
Centrally cleared interest rate swap contracts (notional)		$1,620,600,000
OTC total return swap contracts (notional)		$134,100,000
OTC credit default contracts (notional)		$40,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$218,609	$23,998	$—	$ 7,298	$—	$—	$—	$—	$—	$—	249,905
	Centrally cleared interest rate swap contracts§	—	—	1,149,229	—	—	—	—	—	—	—	—	—	—	—	—	1,149,229
	OTC Total return swap contracts*#	—	10,927	—	—	27,752	—	59,393	—	51,533	—	—	—	—	—	—	149,605
	OTC Credit default contracts*#	—	—	—	—	124,441	—	56,681	—	—	32,511	—	—	—	—	—	213,633
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	22,172	—	—	—	—	22,172
	Forward currency contracts#	116,378	22,111	—	18,562	28,670	78,492	76,604	26,167	47,559	—	—	15,119	24,721	23,471	86,618	564,472
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	374,476	—	—	—	—	—	—	374,476
	Purchased swap options#	133,799	201,167	—	168,483	317,469	—	242,329	—	—	—	—	—	—	—	—	1,063,247
	Purchased options#	—	—	—	—	—	—	—	—	241,300	—	—	—	—	—	—	241,300

	Total Assets	$250,177	$234,205	$1,149,229	$187,045	$498,332	$297,101	$459,005	$26,167	$722,166	$32,511	$22,172	$15,119	$24,721	$23,471	$86,618	$4,028,039

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	992,155	—	—	309,568	—	—	—	—	—	—	1,301,723
	Centrally cleared interest rate swap contracts§	—	—	1,443,109	—	—	—		—	—	—	—	—	—	—	—	1,443,109
	OTC Total return swap contracts*#	—	42,490	—	211	6,853	1,703	171,205	—	35,712	—	—	—	—	—	—	258,174
	OTC Credit default contracts*#	23,976	—	—	—	1,319,500	—	304,726	—	—	80,298	—	—	—	—	—	1,728,500
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	98	—	—	—	—	98
	Forward currency contracts#	21,368	186,083	—	31,689	95,568	30,662	72,169	70,496	197,399	—	—	188,539	104,794	84,623	46,529	1,129,919
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	368,369	—	—	—	—	—	—	368,369
	Written swap options#	232,735	245,172	—	249,364	378,466	—	210,150	—	718,441	—	—	—	—	—	—	2,034,328
	Written options#	—	—	—	—	—	—	—	—	175,140	—	—	—	—	—	—	175,140

	Total Liabilities	$278,079	$473,745	$1,443,109	$281,264	$1,800,387	$1,024,520	$758,250	$70,496	$1,804,629	$80,298	$ 98	$188,539	$104,794	$84,623	$46,529	$8,439,360

	Total Financial and Derivative Net Assets	$(27,902)	$(239,540)	$(293,880)	$(94,219)	$(1,302,055)	$(727,419)	$(299,245)	$(44,329)	$(1,082,463)	$(47,787)	$22,074	$(173,420)	$(80,073)	$(61,152)	$40,089	$(4,411,321)
	Total collateral received (pledged)##†	$—	$(239,540)	$—	$—	$(1,179,633)	$(727,419)	$(240,952)	$—	$(1,082,463)	$—	$—	$(173,420)	$(80,073)	$(61,152)	$—
	Net amount	$(27,902)	$—	$(293,880)	$(94,219)	$(122,422)	$—	$(58,293)	$(44,329)	$—	$(47,787)	$22,074	$—	$—	$—	$40,089

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016